Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Offering Note

(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices along with an unspecified number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. The proposed maximum offering price per security will be determined from time to time by Intapp, Inc. in connection with, and at the time of, offering by Intapp, Inc. of the securities registered hereby or by such selling securityholders. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of shares of common stock, par value $0.001 per share and preferred stock, par value $0.001 per share, as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are offered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Offering Note

(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices along with an unspecified number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. The proposed maximum offering price per security will be determined from time to time by Intapp, Inc. in connection with, and at the time of, offering by Intapp, Inc. of the securities registered hereby or by such selling securityholders. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of shares of common stock, par value $0.001 per share and preferred stock, par value $0.001 per share, as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are offered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices along with an unspecified number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. The proposed maximum offering price per security will be determined from time to time by Intapp, Inc. in connection with, and at the time of, offering by Intapp, Inc. of the securities registered hereby or by such selling securityholders. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of shares of common stock, par value $0.001 per share and preferred stock, par value $0.001 per share, as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are offered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices along with an unspecified number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. The proposed maximum offering price per security will be determined from time to time by Intapp, Inc. in connection with, and at the time of, offering by Intapp, Inc. of the securities registered hereby or by such selling securityholders. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of shares of common stock, par value $0.001 per share and preferred stock, par value $0.001 per share, as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are offered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

(3)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note

(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices along with an unspecified number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. The proposed maximum offering price per security will be determined from time to time by Intapp, Inc. in connection with, and at the time of, offering by Intapp, Inc. of the securities registered hereby or by such selling securityholders. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of shares of common stock, par value $0.001 per share and preferred stock, par value $0.001 per share, as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are offered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

(3)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices along with an unspecified number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. The proposed maximum offering price per security will be determined from time to time by Intapp, Inc. in connection with, and at the time of, offering by Intapp, Inc. of the securities registered hereby or by such selling securityholders. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of shares of common stock, par value $0.001 per share and preferred stock, par value $0.001 per share, as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are offered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

(3)
Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Secondary Offering: Common Stock, par value $0.001 per share
Amount Registered | shares	23,176,442
Maximum Aggregate Offering Price	$ 1,020,458,741.26
Carry Forward Form Type	S-3
Carry Forward File Number	333-271970
Carry Forward Initial Effective Date	May 16, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 112,454.55
Offering Note

(4)
Pursuant to Rule 415(a)(6) under the Securities Act, 23,176,442 shares registered hereunder are unsold securities previously registered on Registration Statement on Form S-3 (File No. 333-271970) filed on May 16, 2023. (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the $112,454.55 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(5)
Estimated pursuant to Rules 457(c) of the Securities Act solely for the purpose of calculating the registration fee, based upon the average of the high and low prices for shares of Common Stock, reported on the Nasdaq Global Select Market on May 15, 2023, which was $44.03.